Loans at amortized cost, etc.	12 Months Ended
Dec. 31, 2024
Loans at amortized cost and other assets [Abstract]
Loans at amortized cost, etc.
13.	Loans at amortized cost, etc.

(a)	Loans at amortized cost for configuration by customer as of December 31, 2023 and 2024 are as follows:

	2023		2024
Retail loans	~~W~~	155,103,825	166,140,123
Corporate loans (*)		224,916,377	251,011,516
Public and other loans		4,427,500	5,253,071
Loans between banks		3,049,239	1,946,442
Credit card receivables		28,090,168	28,894,371

		415,587,109	453,245,523

Discount		(23,063)	(29,923)
Deferred loan origination costs		505,986	645,569

		416,070,032	453,861,169
Less: Allowance for credit loss		(4,330,470)	(4,565,931)

	~~W~~	411,739,562	449,295,238

(*)	Includes SOHO loans.

(b)	Changes in carrying amount of loans at amortized cost, etc. as of December 31, 2023 and 2024 are as follows:
i) Loans at amortized cost

	2023
	Retail				Corporate			Credit card			Others
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	146,741,436	8,491,997	600,340	183,229,940	32,054,591	970,719	23,586,633	4,333,611	493,480	10,367,271	665,676	14,091	411,549,785
Transfer (from) to 12 months expected credit losses		3,684,473	(3,671,574)	(12,899)	6,312,378	(6,310,771)	(1,607)	59,586	(59,510)	(76)	51,588	(51,588)	—	—
Transfer (from) to lifetime expected credit losses		(6,347,880)	6,382,499	(34,619)	(14,969,646)	14,984,213	(14,567)	(72,489)	72,551	(62)	(154,268)	154,268	—	—
Transfer (from) to credit- impaired financial assets		(462,894)	(266,533)	729,427	(511,906)	(476,684)	988,590	(19,349)	(10,202)	29,551	(476)	(6,139)	6,615	—
Net increase and decrease (*1)		1,826,622	(1,544,703)	148,463	7,797,722	1,502,116	449,944	(259,750)	(226,043)	928,319	(3,819,606)	65,262	8,018	6,876,364
Charge off (*2)		—	—	(489,511)	—	—	(352,324)	—	—	(805,454)	—	—	(2,127)	(1,649,416)
Disposal		—	(1,477)	(147,151)	(56,032)	(7,325)	(491,911)	—	—	(155)	—	(500)	(2,150)	(706,701)

Ending balance	~~W~~	145,441,757	9,390,209	794,050	181,802,456	41,746,140	1,548,844	23,294,631	4,110,407	645,603	6,444,509	826,979	24,447	416,070,032

(*1)	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.
(*2)	The amount of uncollected loans currently in recovery (principal and interest) is ~~W~~ 9,964,573 million, which is written off as of December 31, 2023.

	2024
	Retail				Corporate			Credit card			Others
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	145,441,757	9,390,209	794,050	181,802,456	41,746,140	1,548,844	23,294,631	4,110,407	645,603	6,444,509	826,979	24,447	416,070,032
Transfer (from) to 12 months expected credit losses		3,147,209	(3,133,165)	(14,044)	8,633,328	(8,567,306)	(66,022)	59,878	(59,830)	(48)	30,878	(30,878)	—	—
Transfer (from) to lifetime expected credit losses		(7,176,298)	7,236,219	(59,921)	(14,466,401)	14,506,969	(40,568)	(50,080)	50,133	(53)	(189,201)	189,201	—	—
Transfer (from) to credit- impaired financial assets		(478,797)	(281,842)	760,639	(424,077)	(611,269)	1,035,346	(19,995)	(12,913)	32,908	(43)	(9,600)	9,643	—
Net increase and decrease (*1)		12,578,349	(843,971)	18,273	24,466,147	2,178,224	893,286	1,320,926	(481,264)	1,008,038	(303,276)	50,784	6,123	40,891,639
Charge off (*2)		—	—	(393,809)	—	—	(450,932)	—	—	(685,877)	—	—	(5,483)	(1,536,101)
Disposal		—	(2,706)	(200,812)	(33,148)	(190,000)	(761,001)	—	—	(357,581)	—	(410)	(18,743)	(1,564,401)

Ending balance	~~W~~	153,512,220	12,364,744	904,376	199,978,305	49,062,758	2,158,953	24,605,360	3,606,533	642,990	5,982,867	1,026,076	15,987	453,861,169

(*1)	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.
(*2)	The amount of uncollected loans currently in recovery (principal and interest) is ~~W~~ 10,268,898 million, which is written off as of December 31, 2024.

ii) Due from banks at amortized cost and other financial assets

	2023
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	49,701,131	165,723	87,512	49,954,366
Transfer (from) to 12 month expected credit losses		23,476	(23,305)	(171)	—
Transfer (from) to lifetime expected credit losses		(96,073)	96,096	(23)	—
Transfer (from) to credit- impaired financial assets		(9,110)	(40,985)	50,095	—
Net increase and decrease (*)		9,789,697	48,392	60,859	9,898,948
Charge off		—	—	(28,665)	(28,665)
Disposal		—	(5)	(1,819)	(1,824)

Ending balance	~~W~~	59,409,121	245,916	167,788	59,822,825

	2024
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	59,409,121	245,916	167,788	59,822,825
Transfer (from) to 12 month expected credit losses		34,752	(34,626)	(126)	—
Transfer (from) to lifetime expected credit losses		(62,021)	62,091	(70)	—
Transfer (from) to credit- impaired financial assets		(8,949)	(21,143)	30,092	—
Net increase and decrease (*)		2,116,517	(10,556)	205,387	2,311,348
Charge off		—	—	(61,157)	(61,157)
Disposal		(475)	(6,430)	(124,756)	(131,661)

Ending balance	~~W~~	61,488,945	235,252	217,158	61,941,355

(*)	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.

(c)	Changes in allowance for credit loss of loans at amortized cost and other financial assets as of December 31, 2023 and 2024 are as follows:
i) Loans at amortized cost

	2023
	Retail				Corporate			Credit card			Others
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	264,836	165,090	264,530	560,207	840,557	487,239	211,112	471,473	355,975	13,882	9,218	6,694	3,650,813
Transfer (from) to 12 months expected credit losses		25,984	(24,982)	(1,002)	92,347	(92,254)	(93)	23,474	(23,422)	(52)	213	(213)	—	—
Transfer (from) to lifetime expected credit losses		(28,336)	44,543	(16,207)	(69,404)	74,346	(4,942)	(18,412)	18,557	(145)	(305)	305	—	—
Transfer (from) to credit- impaired financial assets		(13,823)	(32,129)	45,952	(7,456)	(47,157)	54,613	(2,023)	(3,402)	5,425	(7)	(25)	32	—
Provision (reversal)		(4,029)	56,164	429,789	225,719	223,266	456,854	15,525	(3,720)	711,724	(348)	1,095	2,403	2,114,442
Charge off		—	—	(489,511)	—	—	(352,324)	—	—	(805,454)	—	—	(2,127)	(1,649,416)
Amortization of discount		—	—	(12,327)	—	—	(25,929)	—	—	7,344	—	—	—	(30,912)
Disposal		—	(177)	(40,297)	(36)	(240)	(56,118)	—	—	(155)	—	(9)	(115)	(97,147)
Collection		—	—	101,653	—	—	69,674	—	—	186,715	—	—	451	358,493
Others (*)		(1,366)	(1,147)	611	(12,327)	(4,173)	(487)	610	1,362	1,177	(63)	—	—	(15,803)

Ending balance	~~W~~	243,266	207,362	283,191	789,050	994,345	628,487	230,286	460,848	462,554	13,372	10,371	7,338	4,330,470

(*)	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate, etc.

	2024
	Retail				Corporate			Credit card			Others
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	243,266	207,362	283,191	789,050	994,345	628,487	230,286	460,848	462,554	13,372	10,371	7,338	4,330,470
Transfer (from) to 12 months expected credit losses		40,874	(39,258)	(1,616)	140,511	(137,260)	(3,251)	25,333	(25,273)	(60)	85	(85)	—	—
Transfer (from) to lifetime expected credit losses		(24,178)	50,652	(26,474)	(79,310)	86,108	(6,798)	(19,981)	20,177	(196)	(1,310)	1,310	—	—
Transfer (from) to credit- impaired financial assets		(15,753)	(21,007)	36,760	(5,838)	(84,444)	90,282	(2,696)	(4,919)	7,615	—	(60)	60	—
Provision (reversal)		21,772	25,003	392,200	(123,593)	23,937	760,786	30,805	(32,602)	751,753	412	6,016	5,524	1,862,013
Charge off		—	—	(393,809)	—	—	(450,932)	—	—	(685,877)	—	—	(5,483)	(1,536,101)
Amortization of discount		—	—	(13,501)	—	—	(27,710)	—	—	6,180	—	—	—	(35,031)
Disposal		—	(261)	(53,538)	(2,946)	(19,347)	(90,141)	—	—	(257,543)	—	(1)	(1,061)	(424,838)
Collection		—	—	112,627	—	—	75,082	—	—	172,842	—	—	487	361,038
Others (*)		2,552	526	4,251	7,231	9,565	(16,997)	167	24	848	189	24	—	8,380

Ending balance	~~W~~	268,533	223,017	340,091	725,105	872,904	958,808	263,914	418,255	458,116	12,748	17,575	6,865	4,565,931

(*)	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate, etc.

ii)	Due from banks at amortized cost and other financial assets

	2023
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	296,346	10,440	74,621	381,407
Transfer (from) to 12 months expected credit losses		364	(299)	(65)	—
Transfer (from) to lifetime expected credit losses		(40,026)	40,041	(15)	—
Transfer (from) to credit- impaired financial assets		(228)	(37,000)	37,228	—
Provision		44,035	2,326	44,409	90,770
Charge off		—	—	(28,665)	(28,665)
Disposal		—	—	(178)	(178)
Collection		—	—	2,198	2,198
Others (*)		32,460	142	8,435	41,037

Ending balance	~~W~~	332,951	15,650	137,968	486,569

	2024
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	332,951	15,650	137,968	486,569
Transfer (from) to 12 months expected credit losses		1,262	(1,229)	(33)	—
Transfer (from) to lifetime expected credit losses		(5,414)	5,441	(27)	—
Transfer (from) to credit- impaired financial assets		(178)	(5,715)	5,893	—
Provision		175	629	112,858	113,662
Charge off		—	—	(61,157)	(61,157)
Disposal		(1)	(38)	(15,028)	(15,067)
Collection		—	—	3,292	3,292
Others (*)		65,689	14	2,644	68,347

Ending balance	~~W~~	394,484	14,752	186,410	595,646

(*)	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate, etc.

(d)	Changes in deferred loan origination costs for the years ended December 31, 2023 and 2024 are as follows:

	2023		2024
Beginning balance	~~W~~	525,205	505,986
Loan origination		231,007	344,963
Amortization, etc.		(250,226)	(205,380)

Ending balance	~~W~~	505,986	645,569